Intangible Assets - Future amortization expense intangible assets (Details)	Dec. 31, 2016 USD ($)
Years ending December 31,
2017	$ 100,117
2018	100,117
2019	100,117
2020	100,117
2021	100,117
Thereafter	351,134
Total estimated future amortization expense	$ 851,719